Investment Properties (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Reconciliation of changes in investment properties
Investment property at beginning of period		$ 14,306	$ 14,674	$ 15,042
Depreciation charges in the period		(368)	(368)	(368)
Investment property at end of period	$ 20,095	13,938	14,306	$ 14,674
Income earned from renting out investment properties		6,265	5,844
Expenses incurred for investment properties		2,806	2,794
Fair value
Reconciliation of changes in investment properties
Investment property at beginning of period		42,230
Investment property at end of period		$ 46,562	$ 42,230